Segment information	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Segment information
3. Segment information
3.1   Segment results

EUR millions	Americas	The Netherlands	United Kingdom	International	Asset management	Holdings and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
Six months ended June 30 , 2022

Operating result geographically	402	377	107	104	117	(107)	-	1,001	39	1,040

Fair value items	(1,128)	1,481	58	14	(3)	(7)	(6)	408	(88)	321

Realized gains / (losses) on investments	(90)	(69)	2	(4)	-	8	-	(153)	(1)	(154)

Impairment charges	(24)	6	(8)	(7)	-	(18)	-	(50)	-	(50)

Impairment reversals	11	1	-	-	-	-	-	12	-	12

Non-operating items	(1,231)	1,419	52	3	(3)	(17)	(6)	217	(89)	128

Other income / (charges)	(375)	13	(55)	289	(20)	(45)	-	(192)	9	(183)

Result before tax	(1,204)	1,809	104	396	94	(168)	(5)	1,026	(41)	985

Income tax (expense) / benefit	296	(447)	7	(25)	(38)	37	-	(170)	41	(130)
Net result	(908)	1,362	111	371	56	(131)	(5)	856	-	856
Inter-segment operating result after tax	(138)	(48)	(38)	(13)	95	142

Revenues
Life insurance gross premiums	3,565	643	2,132	710	-	-	-	7,049	(545)	6,504
Accident and health insurance	683	183	-	146	-	-	-	1,013	(55)	958
Property & casualty insurance	-	71	-	94	-	-	-	165	(94)	71
Total gross premiums	4,249	896	2,132	950	-	-	-	8,227	(695)	7,532
Investment income	1,618	928	1,243	187	6	235	(241)	3,977	(47)	3,930
Fee and commission income	993	165	111	25	363	-	(93)	1,564	(133)	1,431
Other revenues	-	-	-	12	4	-	-	16	(16)	-
Total revenues	6,860	1,989	3,486	1,174	374	235	(334)	13,784	(890)	12,894
Inter-segment revenues	-	3	-	-	93	238

EUR millions	Americas	The Netherlands	United Kingdom	International	Asset management	Holdings and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
Six months ended June 30,2021

Operating result geographically	444	370	84	63	146	(112)	-	993	(33)	960

Fair value items	328	477	(66)	(2)	(1)	31	1	767	(18)	749

Realized gains / (losses) on investments	171	16	-	3	2	1	-	193	(5)	188

Impairment charges	(7)	(2)	-	-	-	(6)	-	(16)	-	(16)

Impairment reversals	24	14	-	1	-	8	-	47	-	47

Non-operating items	515	505	(66)	1	-	3 4	1	991	(23)	967

Other income / (charges)	(218)	126	6	29	(6)	(89)	-	(152)	12	(140)

Result before tax	741	1,000	24	92	141	(166)	1	1,832	(44)	1,788

Income tax (expense) / benefit	(111)	(246)	12	(19)	(44)	33	-	(375)	44	(331)

Net result	630	754	35	74	97	(133)	1	1,457	-	1,457

Inter-segment operating result after tax	(12)	(46)	(45)	(16)	93	26

Revenues

Life insurance gross premiums	3,392	707	2,384	723	-	-	-	7,206	(437)	6,768

Accident and health insurance	620	181	3	140	-	-	-	944	(45)	899

Property & casualty insurance	-	68	-	215	-	-	-	283	(83)	200

Total gross premiums	4,012	956	2,387	1,077	-	-	-	8,433	(565)	7,867

Investment income	1,408	1,025	1,163	176	5	120	(128)	3,769	(35)	3,734

Fee and commission income	919	140	102	28	423	-	(89)	1,524	(197)	1,327

Other revenues	-	-	-	6	1	4	-	10	(6)	4

Total revenues	6,340	2,121	3,653	1,288	429	123	(217)	13,736	(803)	12,933

Inter-segment revenues	-	6	-	-	89	122
Aegon has changed the grouping of the operating segments included in the performance measure. As per January 1, 2022, Mongeral Aegon Group (MAG Seguros) is no longer reported within the Americas segment, but reported in the International segment. The comparative figures in the tables above have been adjusted to reflect this change, enabling a like for like comparison. The adjustments include reclassifications from Americas to International for the six-month
periods ended, June 30, 2022, for an operating result of EUR 1 million, life insurance gross premiums of EUR 87 million and Other revenues of EUR 5 million. There is no impact on the consolidated numbers of Aegon.
Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies.

3.2   Investments

EUR Millions	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
June 3 0, 2022

Investments

Shares	410	1,558	27	10	8	1	-	2,014

Debt securities	52,457	17,452	978	6,605	12	-	-	77,503

Loans	12,708	35,716	-	53	-	38	-	48,515

Other financial assets	8,982	71	698	66	97	-	-	9,914

Investments in real estate	43	2,730	-	16	-	-	-	2,789
Investments general account	74,599	57,529	1,702	6,750	117	39	-	140,736

Shares	-	7,379	15,915	12	-	-	(3)	23,302

Debt securities	-	9,407	6,478	20	-	-	-	15,905

Unconsolidated investment funds	99,115	859	65,038	442	-	-	-	165,454

Other financial assets	-	3,226	4,660	3	-	-	-	7,889

Investments in real estate	-	-	575	-	-	-	-	575
Investments for account of policyholders	99 ,115	20,871	92,665	477	-	-	(3)	213,125

Investments on balance sheet	173,714	78,400	94,367	7,227	117	39	(3)	353,860

Off balance sheet investments third parties	222,403	7,072	126,896	3,538	151,020	-	-	510,929
Total revenue generating investments	396,117	85,472	221,263	10,765	151,137	39	(3)	864,789

Investments

Available-for-sale	57,544	16,415	1,187	6,670	79	-	-	81,894

Loans	12,708	35,716	-	53	-	38	-	48,515

Financial assets at fair value through profit or loss	103,420	23,539	92,605	487	38	1	(3)	220,086

Investments in real estate	43	2,730	575	16	-	-	-	3,365
Total investments on balance sheet	173,714	78,400	94 ,367	7,227	117	39	(3)	353,860

Investments in joint ventures	-	376	-	1,048	442	(1)	-	1,865

Investments in associates	-	1,186	-	13	151	12	(18)	1,344

Other assets	41,783	13,942	3,611	3,281	400	25,871	(24,191)	64,697
Consolidated total assets	215,497	93,905	97,978	11,569	1,110	25,920	(24,212)	421,767

EUR Millions	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
December 31, 2021

Investments

Shares	493	1,410	29	72	9	1	-	2,015

Debt securities	61,014	26,951	1,159	8,060	11	-	-	97,195

Loans	11,352	35,358	-	93	-	20	-	46,823

Other financial assets	8,040	79	687	73	276	-	-	9,155

Investments in real estate	39	2,588	-	16	-	-	-	2,643
Investments general account	80,938	66,384	1,876	8,315	296	21	-	157,83 1

Shares	-	9,078	20,221	243	-	-	(4)	29,539

Debt securities	-	12,044	7,649	128	-	-	-	19,821

Unconsolidated investment funds	115,596	1,059	74,698	597	-	-	-	191,950

Other financial assets	-	3,493	5,581	6	-	-	-	9,080

Investments in real estate	-	-	563	-	-	-	-	563
Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Off balance sheet investments third parties	239,566	7,711	151,097	2,982	212,779	-	-	614,136
Total revenue generating investments	436,100	99,769	261,687	12,270	213,076	21	(4)	1,022,920

Investments

Available-for-sale	65,694	24,443	1,299	8,191	257	-	-	99,884

Loans	11,352	35,358	-	93	-	20	-	46,823

Financial assets at fair value through profit or loss	119,450	29,669	108,727	987	40	1	(4)	258,871

Investments in real estate	39	2,588	563	16	-	-	-	3,206
Total investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Other assets	37,447	13,271	3,160	2,736	510	32,975	(33,663)	56,436
Consolidated total assets	234,037	106,775	113,758	12,979	1,3 2 6	33,056	(33,679)	468,252
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.
As per January 1, 2022, MAG Seguros is no longer reported within the Americas segment, but is reported in the International segment. This change is applied prospectively in the investments overview.